Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Concentration Risk [Line Items]
Total Exposure	₨ 29,028,502.3	$ 348,314.2	₨ 19,671,729.4
Borrower 1
Concentration Risk [Line Items]
Total Exposure	301,241.8	3,614.6	284,002.5
Borrower 1 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	301,241.8		284,002.5
Borrower 1 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		0.0
Borrower 2
Concentration Risk [Line Items]
Total Exposure	278,173.5	3,337.8	222,101.6
Borrower 2 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	276,973.5		220,901.6
Borrower 2 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	1,200.0		1,200.0
Borrower 3
Concentration Risk [Line Items]
Total Exposure	220,801.0	2,649.4	205,801.0
Borrower 3 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	220,801.0		205,801.0
Borrower 3 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		0.0
Borrower 4
Concentration Risk [Line Items]
Total Exposure	214,797.5	2,577.4	192,489.2
Borrower 4 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	214,755.0		80,344.5
Borrower 4 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	42.5		112,144.7
Borrower 5
Concentration Risk [Line Items]
Total Exposure	212,970.4	2,555.4	185,299.0
Borrower 5 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	212,970.4		185,299.0
Borrower 5 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		0.0
Borrower 6
Concentration Risk [Line Items]
Total Exposure	188,163.3	2,257.8	176,061.5
Borrower 6 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	187,963.3		154,296.7
Borrower 6 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	200.0		21,764.8
Borrower 7
Concentration Risk [Line Items]
Total Exposure	175,028.1	2,100.2	155,625.7
Borrower 7 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	175,000.0		155,565.7
Borrower 7 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	28.1		60.0
Borrower 8
Concentration Risk [Line Items]
Total Exposure	168,999.1	2,027.8	139,808.3
Borrower 8 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	163,105.7		139,808.3
Borrower 8 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	5,893.4		0.0
Borrower 9
Concentration Risk [Line Items]
Total Exposure	160,539.2	1,926.3	127,590.3
Borrower 9 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	47,933.7		121,560.0
Borrower 9 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	112,605.5		6,030.3
Borrower 10
Concentration Risk [Line Items]
Total Exposure	145,271.0	$ 1,743.1	127,549.0
Borrower 10 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	145,250.0		112,479.0
Borrower 10 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	₨ 21.0		₨ 15,070.0